Significant Accounting Policies (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Investment Funds	Dec. 31, 2012 PMT item
Management Fees, Carried Interest, and Loan Servicing disclosures
Management fee, percent of capital commitments	2.00%
Management fee, percent of net asset values	2.00%
Management fees, threshold expressed as a percentage of aggregate capital contributions	2.00%
Profit distribution percentage, first priority	100.00%
Investors capital distribution percentage, first priority	100.00%
Profit distribution percentage, second priority	100.00%
Preferred return percentage, second priority	8.00%
Profit distribution percentage, third priority	100.00%
Investors distribution percentage threshold, third priority	20.00%
Profit distribution under fourth priority, percentage to investors	80.00%
Profit distribution under fourth priority, percentage to investors	20.00%
Increase in Carried Interest	$ 3,321
Base management fee annual rate (as a percent)		1.50%
Percentage of net income for calculation of performance incentive fees		20.00%
Hurdle rate (as a percent)		8.00%
Outstanding period of affiliates' shares used to compute hurdle rate		4
Loan Servicing Rebate
Rebate from profit generated from loan origination activities (as a percent)		50.00%